Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Schedule of Interests in Other Entities

	Group
	2018 £m	2017 £m
Joint ventures	88	73

	88	73

Schedule of Subsidiaries With Significant Non-Controlling Interests

	2018 £m	2017 £m
Profit attributable to non-controlling interests	22	21

Accumulated non-controlling interests of the subsidiary	151	152

Dividends paid to non-controlling interests	22	19

Summarised financial information:
– Total assets	3,289	3,215
– Total liabilities	2,987	2,909
– Profit for the year	43	43
– Total comprehensive income for the year	43	43